Commitments and Contingencies, Litigation (Details) $ in Millions		1 Months Ended
	Jun. 15, 2011 USD ($) lawsuit defendant	Jun. 30, 2013 USD ($) lawsuit individual defendant item	Jun. 30, 2011 lawsuit individual defendant item
Arbor ESH II, LLC
Litigation
Investments in the Series A1 Preferred Units of a holding company of Extended Stay, Inc. | $	$ 115.0
Lawsuits filed by Extended Stay Litigation Trust (the Trust)
Litigation
Number of lawsuits or complaints filed			3
Number of lawsuits filed in United States Bankruptcy Court			2
Number of defendants | defendant			73
Number of defendants who are corporate and partnership entities | item			55
Number of defendants named in a legal action who are individuals | individual			18
Lawsuits filed by Extended Stay Litigation Trust (the Trust) | Fiduciary Duty Claims
Litigation
Number of lawsuits or complaints filed	2
Number of defendants | defendant	2
Lawsuits filed by Extended Stay Litigation Trust (the Trust) | Motion to amend the lawsuits
Litigation
Number of lawsuits consolidated		1
Number of defendants removed due to consolidation of lawsuits | defendant		47
Number of defendants related to the entity | defendant		0
Number of defendants remaining due to consolidation of lawsuits | defendant		26
Number of defendants who are corporate and partnership entities | item		16
Number of defendants named in a legal action who are individuals | individual		10
Number of lawsuits before amendment		100
Number of lawsuits after amendment		17
Aggregate amount which the Trust would be seeking from the affiliates of the entity | $		$ 139.0